Loans Payable and Other Liabilities	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Loans payable and other liabilities
12.	Loans payable and other liabilities

	CEBA loan Note 12(g)	Revolving line of credit Note 12(h)	Senior secured term loan Note 12(h)	Credit facility fee liability Note 12(h)	Financing arrangements Notes 12(i) - (l)	Other loans payable and financing Notes 12(a) – (f)	Total

Balance, January 1, 2020	$ -	$ –	$ –	$ –	$ –	$ 31,181	$ 31,181

Additions	40,000	–	–	–	–	459,129	499,129

Interest expense	–	–	–	–	–	61,558	61,558

Repayments	–	–	–	–	–	(551,868)	(551,868)

Forgiveness of loan	(10,000)	–	–	–	–	–	(10,000)

Balance, December 31, 2020	30,000	–	–	–	–	–	30,000

Additions	-	2,451,720	2,125,361	2,520,000	1,389,081	–	8,486,162

Discount	-	-	-	(231,035)	(32,729)	–	(263,764)

Accretion expense	-	-	-	97,310	7,863	–	105,173

Repayments	(30,000)	-	-	(630,000)	(275,324)	–	(935,324)

Balance, December 31, 2021	-	2,451,720	2,125,361	1,756,275	1,088,891	–	7,422,247

Less: Current portion	-	-	-	(1,151,945)	(795,697)	–	(1,947,642)

Long-term portion	$ -	$ 2,451,720	$ 2,125,361	$ 604,330	$ 293,194	$ –	$ 5,474,605

a)
On January 15, 2018, the Company entered into a loan agreement for proceeds of $56,550, net of an origination fee of $3,450. The loan was interest bearing at 23.08% per annum, payable monthly, secured against the Company’s net assets with personal guarantees from the CEO, and matured and was repaid on January 13, 2020.

b)
On March 20, 2019, the Company entered into a future receivables sale agreement, whereby the Company agreed to remit a daily payment equal to 15% of future sales up to $64,500 in consideration for proceeds of $50,000. The Company’s obligations under the agreement were secured against the Company’s assets. On January 21, 2020, the Company entered into a new future receivables sales agreement with the lender, whereby the remaining balance of $10,277 was renewed and increased to $64,500 in consideration for an additional proceeds of $37,183. On September 29, 2020, the Company fulfilled the obligations under the future receivables sale agreement.

c)
On July 1, 2019, the Company entered into a loan agreement for the purchase of a vehicle. The loan was non-interest
bearing, secured against the purchased vehicle, and matured on May 1, 2020. Pursuant to the loan agreement, the Company made a down payment of $15,000 on July 1, 2019, and made 10 monthly instalments of $4,000.

d)
On January 20, 2020, the Company entered into a Business Loan and Security Agreement for net proceeds of $42,720, net of an original issue discount of $12,460 and an origination fee of $1,780. Pursuant to the agreement, the Company was required to make 113 payments of $504 on each business day until fully repaid. The loan was secured against the Company’s net assets and matured on July 6, 2020.

e)
On May 12, 2020, the Company entered into a Capital Agreement, whereby the Company agreed to remit a daily payment equal to 17% of future sales up to $181,900 in consideration for proceeds of $170,000. The Company’s obligations under the agreement were secured against the Company’s assets. On August 27, 2020, the Company fulfilled the obligations under the Capital Agreement.

f)
During the year ended December 31, 2020, the Company entered into Revenue Share Agreements, whereby the Company agreed to remit a daily payment at rates ranging between 8% and 11% of future sales up to a total of $235,406 in consideration for proceeds totalling $209,226. The Company’s obligations under the agreement were secured against the Company’s assets. On September 1, 2020, the Company fulfilled the obligations under the Revenue Share Agreements.

g)
During the year ended December 31, 2020, the Company received a loan totalling $40,000 from its bank under the Canada Emergency Business Account program (“
CEBA
”) funded by the Government of Canada. The loan is interest free and may be repaid any time before December 31, 2022, at which time if unpaid, the remaining balance will convert to a
3-year
term loan at an interest rate of 5% per annum. If the Company repays the loan prior to December 31, 2022, there will be loan forgiveness of 25% of the loan, up to $10,000. During the year ended December 31, 2020, the Company recognized $10,000 as forgiveness of loan as it was reasonably certain that the Company would repay the loan before December 31, 2022. During the year ended December 31, 2021, the Company repaid the loan of $30,000.

h)
On June 7, 2021, the Company entered into a loan agreement (the “
Loan Agreement
”) for a senior secured credit facility (the “
Credit Facility
”) with Waygar Capital Inc. (the “
Agent
”), as agent for Ninepoint Canadian Senior Debt Master Fund L.P. (the “
Lender
”). The Credit Facility consists of a $20,000,000 revolving line of credit and a $50,000,000 senior secured asset term loan. All amounts drawn under the Credit Facility will incur interest at a rate of 9.95% per annum on the unpaid principal amount of outstanding advances, will be repaid in full upon maturity, and are secured by a first-priority security interest on substantially all of the Company’s assets. The revolving line of credit is also subject to an unused line fee of 1% per annum. The Credit Facility will become due on June 7, 2023, subject to the Company’s option to extend the maturity date for an additional 12 months on terms and conditions to be mutually agreed to between the Company and the Lender. In connection with the Loan Agreement, the Company issued 225,000 common share purchase warrants to the Agent with a fair value of $752,559, which are exercisable for one common share of the Company at a price of C$5.62 for a period of 60 months from the date of issuance. In addition, the Company agreed to pay a credit facility fee of $2,520,000 to the Agent, which is payable as follows: $210,000 payable within 5 days of closing (paid); $105,000 payable on or before July 7, 2021 (paid); $105,000 payable on or before August 8, 2021 (paid); $105,000 on or before September 8, 2021 (paid); $105,000 on or before October 5, 2021 (paid); $630,000 on or before June 6, 2022; $630,000 on or before June 8, 2022; and $630,000 on or before June 7, 2023. The Company also incurred other financing costs in cash of $2,262,039 in connection with the financing, consisting of a finder’s fee of $2,037,000 and legal and filing fees of $225,039.

During the year ended December 31, 2021, the Company received a total of $4,577,081 pursuant to the Credit Facility and recognized the net present value of the credit facility fee payable of $2,288,965, including a present value discount of $231,035.

During the year ended December 31, 2021, the Company recognized interest and accretion expense on the credit facility fee payable of $97,310 and interest expense of $180,522 related to the revolving credit facility and term loan. The Company also incurred an unused line of credit fee of $19,454. As at December 31, 2021, $38,565 is outstanding for interest and $2,135 is outstanding for unused line of credit fees, which are included in accounts payable and accrued liabilities.

The Company incurred debt financing costs totalling $5,303,563, which will be amortized over the term of the Credit Facility at the effective interest rate. During the year ended December 31, 2021, the Company recognized accretion expense of the deferred financing costs of $1,378,820. As at December 31, 2021, the remaining carrying value of the deferred financing costs was $3,924,743.

i)
On January 28, 2021, the Company entered into an agreement for the purchase of production equipment for $569,214. Pursuant to the agreement, the Company paid a 35% deposit of the purchase price totalling $199,225, and the balance is due in 24 equal payments totalling $15,416 per month, starting from the date of the delivery. On September 27, 2021, the equipment was delivered and the deposit was capitalized in property and equipment. The loan is interest free, secured by the production equipment acquired, and was measured at a fair value of $354,853.

The carrying value of the loan payable will be accreted to the face value of $369,989 over the term of the loan. During the year ended December 31, 2021, the Company recognized accretion of the loan of $3,563 and made a repayment of $15,416. As at December 31, 2021, the carrying value of the loan payable was $343,000.

j)
On January 28, 2021, the Company entered into an agreement for the purchase of production equipment for $629,358. Pursuant to the agreement, the Company paid a 35% deposit of the purchase price totalling $220,275, and the balance is due in 24 equal payments totalling $17,045 per month, starting from the date of the delivery. On September 22, 2021, the equipment was delivered and the deposit was capitalized in property and equipment. The loan is interest free, secured by the production equipment acquired, and was measured at a fair value of $392,133. The carrying value of the loan payable will be accreted to the face value of $409,083 over the term of the loan. During the year ended December 31, 2021, the Company recognized accretion of the loan of $4,154 and made a repayment of $17,045. As at December 31, 2021, the carrying value of the loan payable was $379,242.

k)
On June 10, 2021, the Company entered into an agreement for the purchase of production equipment for $24,412. Pursuant to the agreement, the Company paid a 35% deposit of the purchase price totalling $8,544, and the balance is due in 24 equal payments totalling $661 per month, starting from the date of the delivery. On October 1, 2021, the equipment was delivered and the deposit was capitalized in property and equipment. The loan is interest free, secured by the production equipment acquired, and was measured at a fair value of $15,225. The carrying value of the loan payable will be accreted to the face value of $15,868 over the term of the loan. During the year ended December 31, 2021, the Company recognized accretion of the loan of $146 increasing the carrying value of the loan payable to $15,371.

l)
On October 29, 2021, the Company refinanced its directors and officer insurance for $594,141 (US$478,500) The loan bears interest at 15.49% per annum, is secured by the insurance policies, and is repayable in 5 equal instalments of US$99,438. During the year ended December 31, 2021, the Company repaid $242,863 and, as at December 31, 2021, the carrying value of the loan payable was $351,278.

12.	Loans payable and other financing

	As at December 31
	2020	2019
Balance, beginning of year	$31,181	$66,040

Additions	499,129	127,344
Interest expense	61,558	29,598
Repayments	(551,868)	(191,801)
Forgiveness of loan	(10,000)	—

Balance, end of year	30,000	31,181
Less: current portion of loans payable and other financing	—	(31,181)

Loan payable	$30,000	$—

a)
On January 15, 2018, the Company entered into a loan agreement for proceeds of $56,550, net of an origination fee of $3,450. The loan was interest bearing at 23.08% per annum, payable monthly, secured against the Company’s net assets with personal guarantees from the CEO and a director, and matured and was repaid on January 13, 2020.

b)
On July 30, 2018, the Company entered into a future receivables sale agreement, whereby the Company agreed to remit a daily payment equal to 15% of future sales up to $19,350 in consideration for proceeds of $15,000. The Company’s obligations under the agreement were secured against the Company’s assets. During the year ended December 31, 2019, the Company fulfilled the remaining obligations of $5,514 under the future receivables sale agreement.

c)
On October 2, 2018, the Company entered into a future receivables sale agreement, whereby the Company agreed to remit a daily payment equal to 15% of future sales up to $22,704 in consideration for proceeds of $17,600. The Company’s obligations under the agreement were secured against the Company’s assets. During the year ended December 31, 2019, the Company fulfilled the remaining obligations of $22,704 under the future receivables sale agreement.

d)
On April 15, 2019, the Company entered into a loan agreement for proceeds of $37,344, net of an original issue discount of $11,087 and an origination fee of $1,556. The loan was interest bearing at 68% per annum, with payments of $480 required on each business day, secured against the Company’s net assets with personal guarantees from the CEO and a director and due on September 4, 2019. During the year ended December 31, 2019, the Company repaid $49,987, representing the principal balance of the loan of $37,344 and interest of $12,643.

e)
On March 20, 2019, the Company entered into a future receivables sale agreement, whereby the Company agreed to remit a daily payment equal to 15% of future sales up to $64,500 in consideration for proceeds of $50,000. The Company’s obligations under the agreement were secured against the Company’s assets. On January 21, 2020, the Company entered into a new future receivables sale agreement with the lender, whereby the remaining balance of $10,277 was renewed and increased to $64,500 in consideration for an additional proceeds $37,183. On September 29, 2020, the Company fulfilled the obligations under the future receivables sale agreement.

f)
On July 1, 2019, the Company entered into a loan agreement for the purchase of a vehicle. The loan was non-interest
bearing, secured against the purchased vehicle, and matured on May 1, 2020. Pursuant to the loan agreement, the Company made a down payment of $15,000 on July 1, 2019, and made 10 monthly instalments of $4,000.

g)
On January 20, 2020, the Company entered into a Business Loan and Security Agreement for net proceeds of $42,720, net of an original issue discount of $12,460 and an origination fee of $1,780. Pursuant to the agreement, the Company was required to make 113 payments of $504 on each business day until fully repaid. The loan was secured against the Company’s net assets and matured on July 6, 2020.

h)
On May 12, 2020, the Company entered into a Capital Agreement, whereby the Company agreed to remit a daily payment equal to 17% of future sales up to $181,900 in consideration for proceeds of $170,000. The Company’s obligations under the agreement were secured against the Company’s assets. On August 27, 2020, the Company fulfilled the obligations under the Capital Agreement.

i)
During the year ended December 31, 2020, the Company entered into revenue share agreements, whereby the Company agreed to remit a daily payment at rates ranging between 8% and 11% of future sales up to a total of $235,406 in consideration for proceeds totaling $209,226. The Company’s obligations under the agreement were secured against the Company’s assets. During the year ended December 31, 2020, the Company received cash-back credits totaling $6,262 from the lender pursuant to the agreements, which has been netted against the related interest expense incurred. On September 1, 2020, the Company fulfilled the obligations under the Revenue Share Agreements.

j)
During the year ended December 31, 2020, the Company received a loan totaling $40,000 from its bank under CEBA funded by the Government of Canada. The loan is interest free and may be repaid any time before December 31, 2022, at which time if unpaid, the remaining balance will convert to a
3-year
term loan at an interest rate of 5% per annum. If the Company repays the loan prior to December 31, 2022, there will be loan forgiveness of 25% of the loan, up to $
10,000
. During the year ended December 31, 2020, the Company recognized $10,000 as forgiveness of loan as it is reasonably certain that the Company will repay the loan before December 31, 2022 and the loan proceeds have been used during the period.